Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Note 2 — Summary of Significant Accounting Policies

Principles of Consolidation

The operations of the Promotion Entities are consolidated with those of AGRL and its wholly owned subsidiaries and LiNiu Group as of December 31, 2016 and 2015 and for the years ended December 31, 2016, 2015 and 2014. Intercompany transactions and account balances have been eliminated. Unless otherwise indicated all currency amounts are in United States Dollars.

Fiscal Year End

The fiscal year end of the Company is December 31.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities. These estimates and judgments are based on historical information, information that is currently available to management and on various other assumptions that management believes to be reasonable under the circumstances. The Company has made significant estimates of the contingent purchase price obligation for the King’s Gaming, Bao Li Gaming and the Oriental VIP Room acquisitions, provision of doubtful accounts for markers receivable and other intangible assets in these consolidated financial statements. Actual results could vary from those estimates.

Revenue Recognition

Revenue from VIP gaming room promotion operations in Macau is recorded monthly based upon the Promotion Entities’ share of the net gaming wins/losses in VIP gaming rooms. Revenue from VIP operations in Australia is based upon a fixed commission as a percentage of rolling chip turnover.

Additionally, the Promotion Entities in Macau earn revenues based upon percentages of non-negotiable chips exchanged in the VIP gaming rooms (typically 0.05%), which is available to offset costs incurred for accommodations, food and beverage and other services furnished to players and is included in gross revenues.  These revenues are included in revenue from VIP gaming room promotion operations in the accompanying consolidated statements of operations.

The win rate is the percentage of rolling chip turnover exchanged in the VIP gaming room that is won by the casino (gross wins and losses divided by rolling chip turnover). Win rate and total rolling chip turnover in the Group’s VIP gaming rooms during the years ended December 31, 2016, 2015 and 2014 are as follows:

	2016	2015	2014
Win rate	2.96%	3.59%	2.98%

Total rolling chip turnover	$2,412,651,000	$6,422,339,000	$16,627,093,000

VIP Gaming Room Cage and Marker Accounting

In the VIP gaming rooms, VIP gaming patrons primarily purchase non-negotiable chips from the cage either with cash, cash chips, cashier’s order, or markers (short term, non-interest bearing loans). Non-negotiable chips can only be used to make wagers. Winning wagers are paid in cash chips. If the VIP gaming patrons continue to play, they must exchange the cash chips for non-negotiable chips, which is the basis for commission.  The exchange of the non-negotiable chips by the VIP gaming patrons in the VIP gaming room is recorded as rolling chip turnover and provides a basis for measuring VIP gaming room win percentage. It is customary in Macau to measure VIP gaming room play using this rolling chip method.

A VIP gaming patron can be a player, a junket agent or a super-agent who purchase non-negotiable chips in cash from the Promotion Entities in Macau, allowing the super-agent to assume some of the risk of gaming losses or received increased commission as a result of gaming wins. Whoever signs on the marker and takes delivery of the non-negotiable chips at the casino cage and carries them over to the game table is the borrower. It is also common practice that the VIP gaming patron taking delivery of the non-negotiable chips shares the chips with other VIP gaming patrons for the purpose of achieving a higher rolling volume (if the VIP gaming patron is a junket agent, they are entitled to receive commission even when the non-negotiable chips are wagered by third parties acquainted with them) without receiving immediate payment in cash for the non-negotiable chips. Under Macau law, licensed gaming promoters are permitted to extend credit to VIP gaming patrons creating a civil obligation to pay.

The Group, through the Promotion Entities, extends credit to junket agents. A majority of the Group’s consolidated markers receivable are owed by junket agents from Macau and the rest are primarily in mainland China. In addition to enforceability issues, the collectability of markers receivable from foreign junket agents is affected by a number of factors including changes in economic conditions in the junket agents’ home countries.

The Group may not be able to collect all of their markers receivable from the junket agents. Management expects that the Group will be able to enforce these obligations only in a limited number of jurisdictions, including Macau and Hong Kong. To the extent that junket agents of the Group, through the Promotion Entities, are from other jurisdictions, the Group may not have access to a forum in which they will be able to collect all of their markers receivable because, among other reasons, courts of many jurisdictions do not enforce gaming debts and the Group may encounter forums that will refuse to enforce such debts. The Group’s inability to collect gaming debts could have a significant negative impact on their operating results.

The following is a summary of an aging of the Company’s markers receivable by jurisdiction that may refuse to enforce such debts:

Jurisdiction/Aging	December 31, 2016	% of total markers receivable	December 31, 2015	% of total markers receivable
PRC
0-60 days	$-		$19,312,846
61-120 days	-		24,869,691
121-180 days	9,283,283		13,157,351
Greater than 180 days	46,716,872		-
Total	$56,000,155	32%	$57,339,888	34%

Marker receivable are stated at the amount the Company expects to collect. The Company maintains allowance for doubtful accounts estimated losses resulting from inability of its agents to make required payments. Effective on May 9, 2016, the Gaming Inspection and Coordination Bureau (“DICJ”) banned the proxy betting which resulted in shifting the gaming revenue outside of Macau. This policy lead to change the preference and playing pattern of the customers/players. This makes the agents shifting their customers/players to play outside Macau. This eventually affect the liquidity and cash flow of the agents which in turn affect our collectability. In addition, based on the management’s assessment of markers receivable collectability considering factors such as subsequent payment, nationality of junket agent, recent rolling record, past collection experience and fluctuation in the outstanding balance in the subsequent period, the Company provided an allowance for doubtful accounts in the amount of approximately US$100,198,000 as of December 31, 2016 as a result of lengthening of the collection period as well as difficulty in collecting certain markers receivable. It is reasonably possible that the Company’s estimate of the allowance for doubtful accounts will change. As of December 31, 2015, there is no allowance for uncollectible markers receivable as there is no such policy affecting the liquidity of the agents and all marker receivable at that date were collected in 2016.

Changes in the allowance for doubtful accounts are as follows:

December 31, 2016
Beginning balance	$-
Allowance for doubtful debts	100,391,631
Write-offs	(193,239)
Total	$100,198,392

Three junket agents (two agents from China and one agent from Macau), individually, accounted for approximately 10% of markers receivable as of December 31, 2016. Two junket agents accounted for approximately 13% and 11% of markers receivable respectively, as of December 31, 2015.

Fair Value of Financial Instruments

FASB ASC Topic 820 “Fair Value Measurements and Disclosures” defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date. In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. FASB ASC Topic 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 —
Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these assets and liabilities does not entail a significant degree of judgment.

Level 2 —
Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 —	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

For certain of the Group’s financial instruments, none of which are held for trading purposes, including cash and cash equivalents, accounts receivable, markers receivable, certain other current assets, lines of credit payable, accrued expenses, and loan payable to shareholders, the carrying values of these financial instruments approximate their fair value due to their short maturities.  The contingent purchase price obligations-King’s Gaming, Bao Li Gaming and Oriental VIP Room acquisitions were initially recognized for the fair values of the acquisition contingent consideration and are adjusted to the fair value at each subsequent reporting date (see Note 10, Note 11 and Note 12).

At least annually, management determines if the current valuation techniques used in the fair value measurements are still appropriate and evaluates and adjusts the unobservable inputs used in the fair value measurements based on current market conditions and other information. There were no changes in the valuation techniques during the years ended December 31, 2016, 2015 and 2014.

The following are the classes of assets and liabilities measured at fair value:

Recurring fair value measurements:

		Fair Value Measurements Using
		Quoted
		Prices in
		Active
		Markets			Total Gains
		for	Significant		for the Year
	As of	Identical	Other	Significant	Ended
	December 31,	Liabilities	Observable	Unobservable	December 31,
	2015	(Level 1)	Inputs (Level 2)	Inputs (Level 3)	2015

Fair Value of Contingent Consideration:

Oriental VIP Room	$-	$-	$-	$-	$24,807,965

Bao Li Gaming	$14,228,500	$-	$-	$14,228,500	$5,407,770

Total recurring fair value measurements					$30,215,735

There is no contingent consideration for the year ended December 31, 2016.

Additional information regarding the valuation technique and inputs used is as follows:

Quantitative information about Level 3 Fair Value Measurements:

	Fair Value
Contingent Consideration	as of 12/31/2015	Valuation Techniques	Unobservable Input	Range

Oriental VIP Room	$-	Forecasted Performance, June 2016	Chip Turnover Annual Growth	(60%)-(20%)

		Monte Carlo Method	Average Simulated Share Prices	$1.07

The significant unobservable inputs used in the fair value measurement of the Company’s contingent consideration for the Bao Li Gaming and Oriental VIP Room acquisitions are the forecasted performance results of the operations of Bao Li Gaming and Oriental VIP Room and the simulated share prices of the Company’s ordinary shares (the “Ordinary Shares”) under the Monte Carlo method. Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. As of June 30, 2016 and December 31, 2015, respectively, the Oriental VIP Room and Bao Li Gaming final contingent consideration was determined based upon actual performance and no future estimates are required.

Non-recurring fair value measurements:

		Fair Value Measurements Using
	As of December	Quoted Prices in Active Markets for Identical Liabilities	Significant Other Observable Inputs (Level	Significant Unobservable Inputs (Level	Total (Losses) for the Year Ended December	Total (Losses) for the Year Ended December
	31, 2016	(Level 1)	2)	3)	31, 2016	31, 2015

Intangible assets	$-	$-	$-	$-	$(97,279,517)	$-

Total non-recurring fair value measurements					$(97,279,517)	$-

		Fair Value Measurements Using
		Quoted
		Prices in
		Active			Total
		Markets	Significant		(Losses) for
		for	Other	Significant	the Year
	As of	Identical	Observable	Unobservable	Ended
	December 31,	Liabilities	Inputs (Level	Inputs (Level	December 31,
	2015	(Level 1)	2)	3)	2015

Goodwill	$-	$-	$-	$-	$(17,757,113)

Total non-recurring fair value measurements					$(17,757,113)

Additional information regarding the valuation technique and inputs used is as follows:

Quantitative Information about Level 3 Fair Value Measurements:

	Fair Value
	as of 12/31/2016	Valuation Techniques	Unobservable Input	Range

Intangible assets	$-	Discounted cash flow	Long-term Chip Turnover Annual Growth	(45%) – 20%

			Discount rate	18.14%

The significant unobservable inputs used in the fair value measurement of the non-cash impairment of intangible assets (consisting of non-compete agreements and profit interest agreements) are the forecasted performance results of the operations and the discount rate of the Company under the weighted average cost of capital method. The Company based its fair value estimates on assumptions it believes to be reasonable but that are unpredictable and inherently uncertain. Actual future results related to assumed variables could differ from these estimates.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash, cash chips, non-negotiable chips and short-term investments with original maturities of less than 90 days. Cash equivalents are placed with high credit quality financial institutions.

Accounts Receivable and Concentration of Credit Risk

Accounts receivable are principally comprised of net gaming revenues, fees and incentives revenues receivable, which do not bear interest and are recorded at amounts due from the casino operators.

When deemed necessary, the Group records an allowance for doubtful accounts which represents management’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. Management believes that all outstanding balances are collectible and therefore an allowance has not been established. Although management believes that no allowance is currently necessary, it is possible that the estimated amount of cash collections with respect to accounts receivable could change.

Earnings Per Share

Basic net earnings (loss) per common share is computed by dividing net earnings (loss) applicable to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted net earnings (loss) per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents, consisting of shares that might be issued upon exercise of common stock options. In periods where losses are reported, the weighted-average number of common shares outstanding excludes common stock equivalents, because their inclusion would be anti-dilutive.

The calculations of earnings (loss) per share are computed as follows for the years ended December 31,:

	2016	2015	2014
Numerator:
Net (loss) income attributable to Ordinary Shareholders for basic and diluted earnings per share	$(214,952,812)	$5,117,769	$(60,077,935)
Denominator:
Denominator for basic (loss) earnings per share
- Weighted-average Ordinary Shares outstanding during the year	63,103,781	62,116,749	60,781,915
Effect of dilutive securities:
- Weighted-average director shares issued/ issuable	-	400	-
- Oriental VIP Room earn out shares	-	39,315	-
- Bao Li Gaming earn out shares	-	136,370	-
Denominator for diluted (loss) earnings per share	63,103,781	62,292,834	60,781,915

Basic (loss) earnings per share	$(3.41)	$0.08	$(0.99)
Diluted (loss) earnings per share	$(3.41)	$0.08	$(0.99)

Bao Li Gaming met its rolling chip turnover target for the base earnout of $2,500,000,000 in December 2015 and 625,000 Ordinary Shares will be issued in 2017. Bao Li Gaming has also earned an additional 25,000 Ordinary Shares under the incremental earnout clause as of December 31, 2015 and the shares will be issued in 2017. The issuable Ordinary Shares have been included in basic and diluted earnings per share based on the weighted average shares for the years ended December 31, 2016 and 2015.

In 2011, the Company decided that a portion of the directors fees and officers remuneration would be paid in Ordinary Shares. The shares are to be issued in January of each year.  In November 2015, a new plan was adopted to allow for additional shares to be issued. A total of 111,730 Ordinary Shares were issued during the fourth quarter of 2015 to satisfy the Company’s obligations for 2014. A total of 145,980 Ordinary Shares were issued during second quarter of 2016 to satisfy the Company’s obligations for 2015 and have been included in basic and diluted earnings per share based on the weighted average shares for the year ended December 31, 2015.

Property and Equipment

Property and equipment is stated at cost. Depreciation and amortization is recorded on a straight-line basis over the estimated useful lives of the assets ranging from two to five years, which do not exceed the lease term for leasehold improvements, if applicable.

Goodwill and Other Intangible Assets

The Company amortizes intangible assets over their estimated useful lives unless it is determined their lives to be indefinite. Goodwill and other intangible assets with indefinite lives are not amortized but are subject to tests for impairment at least annually. Management performs impairment tests more frequently than annually if events or circumstances indicate that the value of goodwill or intangible assets with indefinite lives might be impaired. As of December 2016, all goodwill and intangible assets have been written off as impairment losses.

The following are the useful lives of the respective finite-lived intangible assets:

Bad Debt Guarantee	3 to 5.5 years	Based upon six months after the expiration of the employment agreement or at the expiration of the employment agreement

Non-Compete agreement	9 to 11.7 years	Based upon the termination date of the casino’s license or June 2022

Profit interest agreement	9 to 11.7 years	Based upon the termination date of the casino’s license or June 2022

Indefinite Useful Life Assets

In accordance with U.S. GAAP, the Company performs impairment testing for goodwill at least annually unless indicators of impairment exist in interim periods. The Company performs its annual test of goodwill on December 31 each year.

Goodwill impairment testing follows the two-step approach as defined in FASB ASC Topic 350, which is performed at the entity level as the Company has one reporting unit, which is gaming promotion business mainly located in Macau. The first step (“Step 1”) compares the fair value of the reporting unit to its carrying value. If the carrying value of the reporting unit exceeds its fair value, the second step of the impairment test is performed to measure the amount of impairment loss to be recognized. In the second step (“Step 2”), the fair value of the reporting unit resulting from the first step of the evaluation is allocated to the fair value of all of the assets and liabilities of the reporting unit in order to determine an implied goodwill value. This allocation is similar to the purchase price allocation performed in purchase accounting. If the carrying value of goodwill exceeds the implied fair value, the excess of the carrying value is required to be recorded as an impairment loss. The loss recognized cannot exceed the carrying value of goodwill.

Impairment of Long-lived Assets

The Company evaluates when events or circumstances indicate that the carrying amount of long-lived assets to be held and used might not be recoverable, the expected future undiscounted cash flows from the assets are estimated and compared with the carrying amount of the assets. If the sum of the estimated undiscounted cash flows was less than the carrying amount of the assets, the assets would be deemed to be impaired. The impairment loss would be measured on a location by location basis by comparing the fair value of the asset with its carrying amount. Long-lived assets that are held for disposal are reported at the lower of the assets’ carrying amount or fair value less costs related to the assets’ disposition.

Advertising Costs

Costs for advertising and marketing are expensed the first time the advertising or marketing takes place or as incurred. Advertising and marketing costs for ongoing operations are included in selling, general and administrative expense.  During the years ended December 31, 2016, 2015 and 2014, the Group incurred advertising costs of approximately $397,000, $515,000 and $710,000, respectively.

Stock-Based Compensation

The Company awards stock and other equity-based instruments to its employees, directors and consultants (collectively “share-based payments”). Compensation cost related to such awards is recorded when earned.  Ordinary Shares are issued to the directors subsequent to year end based on the average trading price prior to December 31 each year.  All of the Company’s stock-based compensation is based on grants of equity instruments and no liability awards have been granted. All of the Company directors presently receive $20,000 payable in Ordinary Shares, valued at the average of the closing prices of the Ordinary Shares over the three-month period preceding the end of each fiscal year.

The shareholders approved the 2011 Omnibus Securities and Incentive Plan in December 2011 and the Board of Directors approved the 2015 Omnibus Equity Incentive Plan in November 2015 (collectively, the “Incentive Plan”). The purpose of the Incentive Plan is to assist the Company in attracting, retaining and providing incentives to key management employees and nonemployee directors, and nonemployee consultants to the Company and its affiliates, and to align the interests of such employees, nonemployee directors and nonemployee consultants with those of the Company’s shareholders. The Incentive Plan provides for the granting of Distribution Equivalent Rights, Incentive Share Options, Non-Qualified Share Options, Performance Share Awards, Performance Unit Awards, Restricted Share Awards, Restricted Share Unit Awards, Share Appreciation Rights, Tandem Share Appreciation Rights, Unrestricted Share Awards or any combination of the foregoing up to a maximum of 200,000 Ordinary Shares and 500,000 Ordinary Shares for the 2011 Incentive Plan and 2015 Incentive Plan, respectively, as may be best suited to the circumstances of the particular employee, director or consultant. On December 10, 2015, 111,730 Ordinary Shares were issued as compensation owed for 2014. On June 21, 2016, 145,980 Ordinary Shares were issued as compensation owed for 2015. 747,862 Ordinary Shares are to be issued as compensation owed for year 2016. A liability of approximately $209,000 and $209,000 is included in accrued expenses at December 31, 2016 and December 31, 2015, respectively.

Foreign Currency

The reporting currency of LiNiu Group is in the United States dollar (“US $”, “$”, “Reporting Currency”).  The Group’s functional currency is the Hong Kong Dollar (“HK $”, “Functional Currency”). Monetary assets and liabilities denominated in currencies other than the Functional Currency are translated into the Functional Currency at rates of exchange prevailing at the balance sheet dates. Transactions denominated in currencies other than the Functional Currency are translated into the Functional Currency at the exchange rates prevailing on the dates of the transaction.

Exchange gains or losses arising from foreign currency transactions are included in the determination of net income (loss) for the respective period.

For financial reporting purposes, the consolidated financial statements of the Group, which are prepared using the Functional Currency, are then translated into the Reporting Currency. Assets and liabilities are translated at the exchange rates at the balance sheet dates and revenue and expenses are translated at the average exchange rates and shareholders’ equity is translated at historical exchange rates. Any translation adjustments resulting are not included in determining net income (loss) but are included in foreign currency translation adjustment in other comprehensive income, a component of shareholders’ equity.

	December 31, 2016		December 31, 2015		December 31, 2014
Period end HK$:US$ exchange rate	HK$	7.76	HK$	7.75	HK$	7.75
Average annual HK$:US$ exchange rate	HK$	7.75	HK$	7.75	HK$	7.75

Comprehensive Income

The Group follows standards for the reporting and display of comprehensive income and its components in the financial statements. Comprehensive income is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income, as presented on the accompanying consolidated statements of changes in equity, is the cumulative foreign currency translation adjustment.

Economic and political risks

The Group’s current operations are mainly conducted in Macau and Hong Kong. Accordingly, the Group’s consolidated financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC and by the general state of the PRC economy.

The Group’s operations in Macau and Hong Kong are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Group’s consolidated results may be adversely affected by changes in the political and social conditions in the PRC and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad and rates and methods of taxation, among other things.

Income Taxes

Sang Heng, King’s Gaming, Bao Li, Sang Lung and Oriental are not subject to Macau Complimentary tax, because, pursuant to the VIP gaming promoter agreements with the Casino Operators, gaming revenue is received net of taxes collected by the Macau SAR paid directly by the Casino Operator on a monthly basis. No provision for Macau Complimentary tax has been made.

As Promotion Entities, Sang Heng, King’s Gaming, Bao Li, Sang Lung and Oriental are subject to a tax on the amount of non-negotiable chips exchanged by VIP gaming patrons in the VIP gaming rooms (“rolling chip turnover”), which is referred to as a “rolling tax”. The rolling tax is deducted and paid by the Casino Operator on a monthly basis. The rate of rolling tax is 0.01% on the rolling chip turnover of the VIP gaming room and the rolling tax is deducted as an expense in the consolidated statements of operations.

AGRL is not subject to Hong Kong profits tax because all operations are performed outside Hong Kong and Hong Kong adopts a territorial tax regime under which only Hong Kong sourced income is subject to the profit tax.

All subsidiaries are incorporated under the BVI Business Companies Act, 2004 (No. 16 of 2004) and are exempted from payment of BVI taxes.

The Company is not incorporated nor does it engage in any trade or business in the United States and is not subject to United States federal income taxes. The Company did not derive any significant amount of income subject to such taxes after completion of the Share Exchange and accordingly, no relevant tax provision is made in the consolidated statements of operations.

Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be effective when the differences are expected to reverse.

Deferred tax assets are reduced by a valuation allowance to the extent that management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of income in the period that includes the enactment date.

The Company has not recorded deferred income taxes applicable to undistributed earnings of Macau VIP rooms because it is the present intention of management to reinvest the undistributed earnings indefinitely in Macau. Undistributed earnings amounted to approximately $171,242,000 and $271,898,000 on December 31, 2016 and 2015, respectively. If the earnings of such foreign subsidiaries were not indefinitely reinvested, a deferred tax liability of approximately $20,549,000 and $32,628,000 would have been required at December 31, 2016 and 2015, respectively. Generally, such earnings become subject to Macau tax upon the remittance of dividends and under certain other circumstances. It is not practicable to estimate the amount of deferred tax liability on such undistributed earnings.

The Company prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. This interpretation also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures. As of December 31, 2016 and 2015, there were no amounts that had been accrued with respect to uncertain tax positions.

Recently Issued Accounting Pronouncements

In October 2016, the FASB issued an accounting standards update to require the recognition of the income tax consequences of an intra-entity transfer of an asset, other than inventory, when the transfer occurs, rather than deferring such recognition until the asset is sold to an outside party. The effective date for this guidance is for financial statements for fiscal years beginning after December 15, 2017, and interim periods within those fiscal periods and early application is permitted. The amendments in the new guidance should be adopted on a retrospective basis. The Company is currently assessing the impact the adoption of this standard will have on its consolidated financial statements.

In August 2016, the FASB issued an accounting standards update that clarifies the classification of certain cash receipts and cash payments on the statement of cash flows. In particular, the new guidance clarifies the classification related to several types of cash flows; including items such as debt extinguishment costs and distributions received from equity method investees. The new guidance also provides a three-step approach for classifying cash receipts and payments that have aspects of more than one class of cash flows. The effective date for this guidance is for financial statements for fiscal years beginning after December 15, 2017, and interim periods within those fiscal periods and early application is permitted. The Company is currently assessing the impact the adoption of this guidance will have on its consolidated financial statements.

In March 2016, the FASB issued an accounting standards update that involves several aspects of the accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows. Under the new guidance, income tax benefits and deficiencies are to be recognized as income tax expense or benefit in the income statement and the tax effects of exercised or vested awards should be treated as discrete items in the reporting period in which they occur. An entity should also recognize excess tax benefits regardless of whether the benefit reduces taxes payable in the current period. Excess tax benefits should be classified along with other income tax cash flows as an operating activity. In regard to forfeitures, the entity may make an entity-wide accounting policy election to either estimate the number of awards that are expected to vest or account for forfeitures when they occur. The effective date for this guidance is for financial statements for fiscal years beginning after December 15, 2016, and interim periods within those fiscal periods and early application is permitted. The Company is currently assessing the impact the adoption of this guidance will have on its consolidated financial statements.

In March 2016, the FASB issued ASU No. 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net) (“ASU 2016-08”). ASU 2016-08 is intended to improve the operability and understandability of the implementation guidance on principal versus agent considerations. The guidance includes indicators to assist an entity in determining whether it controls a specified good or service before it is transferred to the customers. The effective date and transition requirements for the amendments in this update are the same as the effective date and transition requirements for ASU 2014-09 and ASU 2015-14. The Company is currently assessing the impact that adopting this new accounting guidance will have on its consolidated financial statements and footnote disclosures

In February 2016, the FASB issued an accounting standards update that changes the accounting for leases and requires expanded disclosures about leasing activities. Under the new guidance, lessees will be required to recognize a right-of-use asset and lease liability, measured on a discounted basis, at the commencement date for all leases with terms greater than 12 months. Lessor accounting will remain largely unchanged, other than certain targeted improvements intended to align lessor accounting with the lessee accounting model and with the updated revenue recognition guidance issued in 2014. Lessees and lessors are required to apply a modified retrospective transition approach for leases existing at the beginning of the earliest comparative period presented in the adoption-period financial statements. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years and early adoption is permitted. The Company is currently assessing the impact the adoption of this standard will have on its consolidated financial statements.

In January 2016, the FASB issued an accounting standards update requiring all equity investments to be measured at fair value with changes in fair value recognized through net income (other than those accounted for under the equity method of accounting or those that result in consolidation of the investee). The update also requires an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. This update eliminates the requirement to disclose the methods and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public business entities. The effective date for this guidance is for financial statements issued for fiscal years beginning after December 15, 2017. Early application is permitted as of the beginning of the fiscal year of adoption. The Company is currently assessing the impact the adoption of this standard will have on its consolidated financial statements.

In August 2014, the FASB issued an accounting standards update which requires management to assess whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the financial statements are issued. If substantial doubt exists, additional disclosures are required. This update was effective for the Company’s annual period ended December 31, 2016. The Company’s assessment of our ability to continue as a going concern is further discussed in the “Certain Risks and Uncertainties” in Note 14. The adoption of the new standard did not have a material impact on the Company’s consolidated financial position, results of operations, cash flows or disclosures.